Investment Strategy - VanEck U.S. Equity Buffer ETF - July	Aug. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in investments that provide exposure to one or more ETFs or unit investment trusts (collectively, the “Underlying ETF”), which seeks to track an index comprised of U.S. equities. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Underlying ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index, by investing in equity securities of U.S. companies, including companies with large capitalizations.
The Fund employs a defined outcome strategy which seeks to produce pre-determined investment outcomes (the “Outcomes”) based on the performance of the share price of the Underlying ETF over an approximate one year period. The Fund invests in Flexible Exchange® Options (“FLEX Options”) on the Underlying ETF. FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the ”OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.
In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF. Through its use of FLEX Options on the Underlying ETF, the Fund has significant exposure to companies in the information technology sector.
The Outcomes sought by the Fund, which include the Buffer and Cap discussed below, are based upon the performance of the Underlying ETF’s share price over an approximately one-year period from July 1 through June 30 of each year (the “Outcome Period”). The current Outcome Period is from approximately [ ], 2026 through June 30, 2027. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then generally invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that vary from those that the Fund seeks to provide.
The Fund’s strategy has been specifically designed to seek to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF to the extent of its FLEX Options investments. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in such excess returns.
The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the business day immediately prior to the first day of the Outcome Period. For the current Outcome Period, the Cap is [ ]% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.50% of the Fund’s average daily net assets is taken into account, pro-rated for the length of the current Outcome Period, the Cap is [ ]%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses incurred by the Fund. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will rise or fall from one Outcome Period to the next.
As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s net asset value (“NAV”) will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options.
Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Lido Advisors, LLC (“Lido” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases. Due to the use of options, the rate of such increase or decrease will likely be dampened and will likely be less than that experienced by the Underlying ETF.
The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses through the implementation of the Buffer. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The hypothetical charts above are for illustration purposes only. Shareholders may experience different Outcomes than shown in these illustrations, including loss of their entire investment. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period.
The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.vaneck.com/JULV, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(80)%	(30)%	0%	0%	0%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

The Cap is set on the business day immediately prior to the first day of the Outcome Period and is [__]% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.50% of the Fund’s average daily net assets is taken into account, pro-rated for the length of the current Outcome Period, the Cap is [__]%. The Fund’s annual management fee of 0.50% of the Fund’s average daily net assets, any acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders and the returns listed herein.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The FLEX Options that comprise the Fund’s portfolio each reference the Underlying ETF and are set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” On the business day immediately prior to the first day of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
To achieve the Outcomes, the Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price.
The effect of the Fund’s call option contracts is to provide exposure to the increases in the price of the Underlying ETF, subject to the Cap. The potential investment gains provided by the Fund are subject to the Cap, a maximum investment return level, which is discussed below. The Fund will not participate in gains that exceed the Cap. Separately, the Fund is designed to deliver on its investment objective to provide returns that are buffered by up to 20% if the Underlying ETF’s share price experiences a loss during the course of the Outcome Period through its put option contracts. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Buffer that the Fund seeks to provide is only operative against the first 20% of Underlying ETF losses for the Outcome Period. After the Underlying ETF’s share price has decreased in value by more than 20%, the Fund will experience all subsequent losses on a one-to-one basis. The effect created by the Fund’s Buffer is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 20% or less) or experience a loss that is 20% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 20%).
Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the business day immediately prior to the first day of the Outcome Period.
The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV on the business day immediately prior to the first day of the Outcome Period, which is when the Fund expects to enter into the FLEX Options for a particular Outcome Period, and the FLEX Options of the Outcome Period will expire at the end of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the day the initial FLEX Option positions were established. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares that have a different NAV than the NAV on the day on which the initial FLEX Option positions were established for the Outcome Period (i.e., the NAV upon which the Outcomes are based) and may experience investment Outcomes very different from those sought by the Fund. Since the FLEX Options are exercisable only at the end of the Outcome Period, a shareholder that sells Shares prior to the end of the Outcome Period may also experience investment Outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must continuously hold Shares from the time that the Fund enters into the initial FLEX Options through the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.
The value of the Fund’s FLEX Options is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to seek to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 20%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 20% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).
An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the prior Cap will be forfeited. Similarly, an investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from the prior Outcome Periods such that, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.
Cap on Potential Upside Returns. Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the business day immediately prior to the first day of the Outcome Period and is [ ]% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.50% of the Fund’s average daily net assets is taken into account, pro-rated for the length of the current Outcome Period, the Cap is [ ]%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses incurred by the Fund. The Cap is also set forth on the Fund's website at www.vaneck.com/JULV.
The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks.
There is no guarantee that the Fund will successfully achieve its investment objective. The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund enters into a series of FLEX Option contracts. As the purchaser of certain of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options.
However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the business day immediately prior to the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe in order to provide the Buffer and will then go into the market and sell a call FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe.
The Cap is the strike price of that sold call FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.
Buffer. The Buffer is only operative against the first 20% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 20%, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees, any acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period.
When the Fund’s annual management fee equal to 0.50% of the Fund’s daily net assets is taken into account, pro-rated for the length of the current Outcome Period, the net Buffer for the Outcome Period is 19.58%. The Fund’s strategy is designed to seek to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 20%, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 20% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will recommend investments in a new set of FLEX Options and another Outcome Period will commence.
Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.
The Fund’s website, www.vaneck.com/JULV, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.
The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in investments that provide exposure to one or more ETFs or unit investment trusts (collectively, the “Underlying ETF”), which seeks to track an index comprised of U.S. equities.